Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of the Stock Option Activity

A summary of the stock option activity for the Company for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)	($000’s)
Outstanding—December 31, 2012	1,253,909	$3.29	7.45	$3,835
Granted	461,600	13.36
Exercised	(81,155)	2.90
Forfeited	(61,728)	5.73

Outstanding—December 31, 2013	1,572,626	$6.17	7.17	$27,413

Vested and expected to vest:
At December 31, 2012	1,233,131	$3.29	7.45	$3,806
At December 31, 2013	1,519,889	6.17	7.17	26,716
Exercisable:
At December 31, 2012	1,253,909	$3.29	7.45	$3,835
At December 31, 2013	1,223,533	3.65	7.17	24,306

Schedule of Stock Options Valuation Assumptions

The fair value of stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Years Ended December 31,
	2013	2012	2011
Expected dividend yield	—%	—%	—%
Volatility	52.02	54.77	70.19
Risk-free rate of return	0.17	0.44	0.34
Forfeiture rate	7.90	4.30	4.31
Expected life	6 years	6 years	6 years

Schedule of Company's Stock-based Compensation Expense

The Company’s stock-based compensation expense related to employee stock options and ESPP awards for the years ended December 31, 2013, 2012 and 2011 was as follows (in thousands):

	Years Ended December 31,
	2013	2012	2011
Research and development	$153	$48	$28
Sales and marketing	786	181	114
General and administrative	330	66	42

Total	$1,269	$295	$184